Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.2%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	1,467,684	$82,028,859

Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(b)	750,000	750,000

Total Short-Term Securities — 0.8%
(Cost: $750,000)		750,000

Total Investments in Securities — 92.0%
(Cost: $102,939,017)		82,778,859

Other Assets Less Liabilities — 8.0%		7,178,894

Net Assets — 100.0%		$89,957,753

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2,562	(b)	$—		$(2,562)	$—	$—	—	$9,319	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,120,000	—		(5,370,000	)(b)	—	—	750,000	750,000	8,417		—
iShares 10+ Year Investment Grade Corporate Bond ETF	760,352,723	209,356,991		(772,888,503)		(89,033,536)	(25,758,816)	82,028,859	1,467,684	11,491,960		—
						$(89,036,098)	$(25,758,816)	$82,778,859		$11,509,696		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.19%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/12/22	$(40,000)	$16,956	$8	$16,948
1.92%	Annual	1-Day SOFR, 2.32%	Annual	N/A	09/21/22	(20,000)	12,463	16	12,447
0.23%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/22	(15,000)	85,377	134	85,243
1.49%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/18/24	(3,800)	85,782	15	85,767
2.48%	Annual	1-Day SOFR, 2.32%	Annual	N/A	04/13/24	(890)	6,787	4	6,783
0.40%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/25	(3,850)	295,295	39	295,256
3.25%	Annual	1-Day SOFR, 2.32%	Annual	N/A	06/21/27	(1,500)	(55,035)	15	(55,050)
0.48%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/15/27	(2,335)	248,969	79,992	168,977
0.78%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/30	(7,590)	1,083,869	116	1,083,753
2.10%	Annual	1-Day SOFR, 2.32%	Annual	N/A	04/04/32	(3,960)	117,231	67	117,164

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
July 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
2.47%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/32	$(750)	$(1,234)	$13	$(1,247)
1.75%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/17/36	(17,085)	2,166,273	(498,604)	2,664,877
1.95%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	05/10/41	(18,927)	2,622,011	(1,131,377)	3,753,388
1.61%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/24/46	(6,200)	1,354,115	62,186	1,291,929
1.71%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/14/46	(4,400)	883,567	117	883,450
1.40%	Annual	1-Day SOFR, 2.32%	Annual	N/A	11/12/46	(2,700)	559,680	73	559,607
1.44%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/10/46	(1,550)	308,669	49	308,620
2.04%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	05/07/51	(15,815)	2,357,252	(1,536,479)	3,893,731
							$12,148,027	$(3,023,616)	$15,171,643

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$82,028,859	$—	$—	$82,028,859
Money Market Funds	750,000	—	—	750,000
	$82,778,859	$—	$—	$82,778,859
Derivative financial instruments(a)
Assets
Swaps	$—	$15,227,940	$—	$15,227,940
Liabilities
Swaps	—	(56,297)	—	(56,297)
	$—	$15,171,643	$—	$15,171,643

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

LIBOR	London Interbank Offered Rate

2